Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Net loss	$ (4,284)	$ (13,639)	$ (14,763)	$ (23,912)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	432	1,123	1,435	1,652
Amortization of intangible assets	402	375	501	501
Amortization of lease incentive for tenant improvements	15	15	20	20
Impairment of property and equipment			852
Non-cash interest expense	675	1,778	2,904	2,194
Non cash issuance of stock to settle litigation			794
Loss on extinguishment of debt		661	661	(2,171)
Stock based compensation	173	197	273	911
Change in fair value of derivative liabilities	(2,938)	228	(2,476)	7,605
Loss on extinguishment of derivative liabilities			(1)	1,263
Loss (gain) on disposal of equipment	2	(13)	(27)	(21)
Provision for inventory reserve	1,300	861	1,161	1,333
Bad debt expense				(27)
Offering costs	131		571	821
Changes in operating assets and liabilities:
Trade accounts receivable	33	1,390	1,040	(120)
Prepaid expenses and other current assets	63	(138)	(3)	(74)
Inventories	246	428	749	1,357
Accounts payable and accrued liabilities	(646)	906	(861)	(395)
Net cash used in operating activities	(4,396)	(5,257)	(7,170)	(9,063)
Cash flows from investing activities
Purchase of property and equipment	(917)	(427)	(671)	(695)
Proceeds from sale of property and equipment		30	54	37
Net cash used in investing activities	(917)	(397)	(617)	(658)
Cash flows from financing activities
Proceeds from issuance of common stock, net of issuance costs ($300)	3,128	2,540	2,540	4,337
Proceeds from issuance of preferred stock, net of issuance costs ($371)		3,622	3,622
Proceeds from issuance of warrant derivative liability, net of issuance costs of ($571)	679	5,246	5,246
Proceeds from the exercise of warrants		448	447	5,863
Proceeds from issuance of debt	2,500
Payments on long-term debt			(6,630)	(2,949)
Payments on debt	(5,043)	(5,071)
Issuance costs paid for debt	(50)	(267)	(267)	(60)
Debt extinguishment payments		(1,728)	(1,728)	(4,112)
Payments for capital lease		(8)	(13)
Deferred cost paid for debt	(50)	(267)	(267)	(60)
Purchase of treasury stock				(120)
Net cash provided by financing activities	1,214	4,782	3,217	2,959
Net decrease in cash and cash equivalents	(4,099)	(872)	(4,570)	(6,762)
Cash and cash equivalents at beginning of period	6,915	11,485	11,485	18,247
Cash and cash equivalents at end of period	2,816	10,613	$ 6,915	$ 11,485
Non-cash investing and financing activities
Preferred stock converted to common stock			6
Deemed dividend related to beneficial conversion feature of preferred convertible stock and accretion of a discount		6,278
Debt converted to common stock		2,480	$ 2,679	$ 202
Capital lease for property and equipment		60	60
Derivative liability reduced with exercise of warrants		274	274
Reclassification of derivative liability				4,229
Debt discount from warrants issued with debt	189
Debt exchange - Riverside			3,000
Debt discount for Riverside not - beneficial conversion feature and (BCF) warrants			1,138
Common stock issued for cashless exercise of warrant derivative liabilities				19,772
Issuance of treasury stock upon conversion of RSUs to common stock				120
Derivative liabilities recorded as a debt discount				382
Deemed dividend on convertible preferred stock			6,278
Supplemental cash-flow information
Cash paid for interest	$ 333	$ 1,330	$ 1,606	$ 2,379